Share-Based Payments - Warrants (Details) $ / shares in Units, $ in Millions		3 Months Ended
	Jan. 04, 2021 kr / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 kr / shares	Mar. 31, 2021 USD ($)
Share-Based Payments
Warrants as a percentage of outstanding shares		11.90%		11.50%
Nominal value per share prior to stock split	kr 2
Nominal value per share	1
Estimated fair value of warrants | $		$ 0.3		$ 0.3
Warrants.
Share-Based Payments
Vesting period		36 months
Warrants granted		35,000
Warrants granted, price per share | (per share)		$ 2.96	kr 1
Warrants. | COO
Share-Based Payments
Warrants granted		25,000
Ordinary Shares | Stock Split
Share-Based Payments
Nominal value per share prior to stock split	2
Nominal value per share	kr 1
Ordinary Shares | Warrants. | Stock Split
Share-Based Payments
Increase in number of warrants, ratio	36
Warrants granted exercise price, prior to stock split	kr 2
Warrants granted, price per share	kr 1